April 30, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Mr. Mark Cowan

Document Control – Edgar

RE: RiverSource Life Insurance Co. of New York ("Company")

on behalf of RiverSource of New York Account 8 ("Registrant") File Nos. 333-227507 and 811-05213

RiverSource® Variable Universal Life 6 Insurance

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy does not differ from that contained in Registrant's Post-Effective Amendment No. 3 (Amendment). This Amendment was filed electronically on April 27, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll

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Dixie Carroll

Assistant General Counsel and Assistant Secretary